Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Schedule Of Business Acquisitions Pro Forma Of Operations

	For the Years Ended
	December 31,
	2018	2017
Service revenues and sales	$1,811,532	$1,705,747
Net income	$209,891	$103,920
Earnings per share	$13.07	$6.47
Diluted earnings per share	$12.49	$6.21

Roto-Rooter And Vitas [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Reacquired franchise rights	$11,161
All other identifiable intangible assets	2,500
Goodwill	33,828
Other assets and liabilities - net	5,688
$53,177

Roto-Rooter [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$98
Goodwill	4,396
Other assets and liabilities - net	231
$4,725